Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of income from continuing operations before tax

Information on the Company’s income taxes for the periods reported is as follows:

	Three Months Ended
	March 31, 2017	March 25, 2016
Income tax expense from continuing operations	$525	$236
Income from continuing operations before income taxes	$13,477	$2,068
Effective income tax rate	3.9%	11.4%

Income from continuing operations before tax was as follows:

	Year Ended
	December 30, 2016	December 25, 2015	December 26, 2014
United States	$(12,553)	$(15,319)	$(13,841)
Foreign	32,683	24,135	14,019

Income from continuing operations before tax	$20,130	$8,816	$178

Schedule of significant components of income tax benefit from continuing operations

Significant components of income tax benefit from continuing operations consist of the following:

	Year Ended
	December 30, 2016	December 25, 2015	December 26, 2014
Current:
Federal	$—	$(1,001)	$—
State	(73)	65	95
Foreign	1,858	1,816	786

Total current tax expense	1,785	880	881

Deferred:
Federal	(2,213)	(4,296)	(5,704)
State	—	(203)	(701)
Foreign	(221)	(372)	(80)

Total deferred tax benefit	(2,434)	(4,871)	(6,485)

Income tax benefit from continuing operations	$(649)	$(3,991)	$(5,604)

Summary ofreconciliation of income tax computed at U.S. federal statutory tax rates to income tax benefit from continuing operations

The reconciliation of income tax computed at the U.S. federal statutory tax rates to income tax benefit from continuing operations consist of the following:

	Year Ended
	December 30, 2016	December 25, 2015	December 26, 2014
Effective rate reconciliation:
U.S. federal tax expense	$7,046	$3,084	$62
State income taxes, net	(324)	(383)	(320)
Permanent items	488	114	76
Foreign rate differential	(5,907)	(4,259)	(2,491)
Tax holiday	(5,714)	(3,872)	(2,279)
Credits	(794)	(691)	(986)
Tax contingencies	86	(835)	170
Withholding tax	1,435	925	465
Other, net	168	(71)	(301)
Valuation allowance release due to acquisition	(2,271)	—	—
Valuation allowance	5,138	1,997	—

Income tax benefit from continuing operations	$(649)	$(3,991)	$(5,604)

Schedule of deferred income tax assets and liabilities from continuing operations

Deferred income tax assets and liabilities from continuing operations consist of the following as of:

	December 30, 2016	December 25, 2015
Deferred tax assets:
Inventory	$2,159	$1,443
Share-based compensation	1,521	683
Accrued payroll	903	563
Net operating loss carryforwards	5,274	5,174
Transaction costs	191	206
Tax credits	3,600	2,838
Other assets	2,337	1,606

Deferred tax assets	15,985	12,513
Valuation allowance	(4,888)	(1,997)

Total deferred tax assets	11,097	10,516

Deferred tax liabilities:
Intangible assets	(10,830)	(10,228)
Property, plant and equipment	—	—
Other liabilities	(303)	(487)

Total deferred tax liabilities	(11,133)	(10,715)

Net deferred tax liability	$(36)	$(199)

Summarizes activity related to company's unrecognized tax benefits

The following table summarizes the activity related to the Company’s unrecognized tax benefits:

Unrecognized tax benefits
Balance at December 27, 2013	$1,775
Increase in tax positions for current year	111
Increase in tax positions for prior period	132
Decrease in tax positions for prior period	(633)

Balance at December 26, 2014	$1,385
Increase in tax positions for current year	85
Decrease in tax positions for prior period	(912)

Balance at December 25, 2015	558
Increase in tax positions for current year	118
Decrease in tax positions for prior period	(100)

Balance at December 30, 2016	$576